Derivative Financial Instruments - Gains and Losses on Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Other comprehensive income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in OCI on derivatives	$ 3,517	$ 23,613	$ 17,397	$ (18,149)	$ 15,039
Cost of goods sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) reclassified from accumulated OCI into income	7,355	(1,377)	929	(8,513)	(5,712)
Interest expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss reclassified from accumulated OCI into income				(1,033)
Foreign currency gain [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Loss)/gain reclassified from accumulated OCI into income			(1,031)	137	(894)
Loss recognized in income on derivatives			(271)		(816)
Gain/(loss) reclassified from accumulated OCI into income	98	(480)
Loss recognized in income on derivatives		$ (271)